Leases payable and related obligations (Details) - Schedule of subsidiaries held for lease agreements R$ in Thousands	12 Months Ended
Jun. 30, 2022 BRL (R$)
Leases payable and related obligations (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Lease liabilities	R$ 249,151
Parceria II [Member]
Leases payable and related obligations (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	Ribeiro Gonçalves - PI
Lease liabilities	R$ 7,524
Parceria III [Member]
Leases payable and related obligations (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	Alto Taquari - MT
Lease liabilities	R$ 21,955
Parceria IV – Arrendamento Canavial [Member]
Leases payable and related obligations (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	São Raimundo de Mangabeira
Lease liabilities	R$ 111,717
Parceria V [Member]
Leases payable and related obligations (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	São Félix do Xingu - MT
Lease liabilities	R$ 14,116
Parceria VII [Member]
Leases payable and related obligations (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	Baixa Grande do Ribeiro - PI
Lease liabilities	R$ 25,846
Parceria VIII [Member]
Leases payable and related obligations (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	Santa Cruz – Bolivia
Lease liabilities	R$ 9,723
Parceria IX [Member]
Leases payable and related obligations (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	São José do Xingu - MT
Lease liabilities	R$ 49,777
Vehicle lease [Member]
Leases payable and related obligations (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	N.A.
Lease liabilities	R$ 2,182
Services with Identified assets [Member]
Leases payable and related obligations (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	N.A.
Lease liabilities	R$ 1,976
Land - Other [Member]
Leases payable and related obligations (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	N.A.
Lease liabilities	R$ 4,137
Lease of vehicles and office in paraguay [Member]
Leases payable and related obligations (Details) - Schedule of subsidiaries held for lease agreements [Line Items]
Location	Asunción - Paraguay
Lease liabilities	R$ 198